Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Schedule of Components of Income Taxes

	For year ended December 31,
	2020	2019	2018
	NIS millions

Current tax expenses (revenues)
For current year	4	19	14
Adjustments for past years, net	1	(3)	1
	5	16	15

Deferred tax expenses (revenues)
Creation and reversal of temporary differences	(44)	(39)	(21)
Change in tax rate	-	-	-
	(44)	(39)	(21)

Taxes on income (tax benefit)	(39)	(23)	(6)

Schedule of Other Comprehensive Income
	For year ended December 31,
	2020	2019	2018
	NIS millions

Before tax	-	(5)	(2)
Tax expenses (tax benefit)	-	1	1
Net of tax	-	(4)	(1)

Schedule of Reconciliation Between Theoretical Tax on Pre-tax Profit (loss) and Tax Expense (Income)
	For year ended December 31,
	2020	2019	2018
	NIS millions
loss before taxes on income	(195)	(130)	(70)
Primary tax rate of the group	23.0%	23.0%	23.0%

Tax calculated according to the Group's primary tax rate	(45)	(30)	(16)

Addition tax (tax savings) in respect of:
Non-deductible expenses	8	8	6
Taxes in respect of previous years	(1)	(3)	1
Other differences	(1)	2	3
Tax income	(39)	(23)	(6

Schedule of Deferred Tax Assets and Liabilities Recognized
The movement in deferred tax assets and liabilities is attributable to the following items:

	Provision to doubtful debts		Fixed assets and intangible assets	Deduction and losses for carrying for tax purposes		Other	Total
	NIS millions
Deferred tax asset (liability) balance as of January 1, 2020	41	*	(185)	51	*	33 *	(60)
Changes recognized in profit or loss	(1)		18	19		8	44
Business combination	-		(21)	3		(2)	(20)
Balance of deferred tax asset (liability) as at December 31, 2020	40		(188)	73		39	(36)

Deferred tax asset	40		5	73		41	159
Offset of balances							(159)

Deferred tax asset in the consolidated statements of financial position as at December 31, 2020							-

Deferred tax liability	-		(193)	-		(2)	(195)
Offset of balances							159

Deferred tax liability in the consolidated statements of financial position as at December 31, 2020							(36)

* Reclassified
	Provision to doubtful debts	Fixed assets and intangible assets	Deduction and losses for carrying for tax purposes	Other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions
Balance of deferred tax asset (liability) as of January 1, 2019	45	(196)	17	35	(99)
Changes recognized in profit or loss	(2)	11	30	(1)	38
Changes recognized in other comprehensive income	-	-	-	1	1
Balance of deferred tax asset (liability) as of December 31, 2019	43	(185)	47	35	(60)

Deferred tax asset	43	5	47	42	137
Balances that can be offset					(137)

Deferred tax asset in the consolidated statements of financial position as of December 31, 2019					-

Deferred tax liability	-	(190)	-	(7)	(197)
Balances that can be offset					137

Deferred tax liability in the consolidated statements of financial position as of December 31, 2019					(60)